CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	May 31, 2021	Aug. 31, 2020	Aug. 31, 2019
Statement of Financial Position [Abstract]
Convertible Notes, Debt Discount Current	$ 1,772,267	$ 678,246	$ 0
Preferred stock, par or stated value per share (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	6,000,000	6,000,000	6,000,000
Preferred stock, shares outstanding	6,000,000	6,000,000	6,000,000
Common stock, par or stated value per share (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	500,000,000	500,000,000	290,000,000
Common stock, shares issued	78,733,317	27,082,419	12,524,307
Common stock, shares outstanding	78,733,317	27,082,419	12,524,307